Expense Example - Capital Group Multi-Asset Income Builder ETF - Share Class	Oct. 08, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113